SEC. File Nos. 002-86838
811-03857

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 63
and
Registration Statement
Under
the Investment Company Act of 1940
Amendment No. 63
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka, Secretary
American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2013, pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 63 to the Registration Statement is being filed to register with the U.S. Securities and Exchange Commission each of (1) the Class 1, Class 2 and Class 4 shares of the Registrant's Corporate Bond Fund and (2) the Class P1 and Class P2 shares of the Registrant's Protected Growth Fund, Protected International Fund, Protected Blue Chip Income and Growth Fund and Protected Growth-Income Fund (collectively, the "New Protected Funds"). This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Class 1, Class 2 and Class 4 shares of the Corporate Bond Fund; (b) Statement of Additional Information relating to the Corporate Bond Fund and each of the Registrant's other funds named therein; (c) Prospectus relating to the Class P1 shares of each of the New Protected Funds; (d) Prospectus relating to the Class P2 shares of each of the New Protected Funds; (e) Statement of Additional Information relating to the Class P1 and Class P2 shares of the Registrant; and (f) Part C information relating to each of the Registrant's funds. The Prospectuses for the Registrant's other classes of shares and other funds are not affected hereby.

SUBJECT TO COMPLETION, DATED FEBRUARY 13, 2013

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

[LOGO  American Funds(R)]                                The right choice for the long term(R)

Corporate Bond Fund/SM/
(American Funds Insurance Series(R))

PROSPECTUS

______, 2013

                             1   Investment objective

                             1   Fees and expenses of the fund
                             1   Principal investment strategies

                             2   Principal risks
                             2   Investment results

                             3   Management
                             3   Tax information

                             3   Payments to broker-dealers and other financial
                                  intermediaries
                             4   Investment objective, strategies and risks

                             5   Management and organization
                             6   Purchases and redemptions of shares

                             7   Plans of distribution
                             7   Fund expenses

                             8   Distributions and taxes

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CORPORATE BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide, over the long term, a high level of total return largely comprised of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF
 YOUR INVESTMENT)*                                                                                SHARE CLASSES
-----------------------------------------------------------------------------------------------------------------
                                                                                                  1     2     4
-----------------------------------------------------------------------------------------------------------------

                           Management fees..................................................... x.xx% x.xx% x.xx%
                           Distribution and/or service (12b-1) fees............................  None  0.25  0.25
                           Other expenses......................................................  x.xx  x.xx  x.xx
                           Total annual fund operating expenses................................  x.xx  x.xx  x.xx

* Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

SHARE CLASSES  1 YEAR 3 YEAR
----------------------------

  Class 1      $xx     $xx
  Class 2       xx      xx
  Class 4       xx      xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities. Normally, at least 80% of the fund's assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating
Organizations, or NRSROs, designated by the fund's investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund's investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by
U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent

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          CORPORATE BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---

good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

INVESTING IN EMERGING MARKETS -- Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

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2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CORPORATE BOND FUND
----

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company/SM/

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

      ANDREW F. BARTH              Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    and Management Company
--------------------------------------------------------------------------------------------------------------------
      DAVID S. LEE                 Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
          CORPORATE BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide, over the long term, a high level of total return largely comprised of current income. While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's investment objective without shareholder approval upon 60 days' written notice to shareholders.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the
methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment
results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, at least 80% of the fund's assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by
Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund's investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund's investment adviser.
However, the fund may invest in debt securities guaranteed or sponsored by the
U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may also invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

DEBT SECURITIES -- The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

SECURITIES BACKED BY THE U.S. TREASURY -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

INVESTING IN EMERGING MARKETS -- Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

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4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of
additional information.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071.
Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (and, in the case of Corporate Bond Fund, the estimated total management fee to be paid for the current fiscal year), in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series' Investment Advisory and Service
Agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions -- Capital World Investors,
Capital Research Global Investors and Capital International Investors -- make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event,
Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and
Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital
Research and Management Company to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series' shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the
Series into a Delaware statutory trust. The reorganization may be completed in
2013 or 2014; however, the Series reserves the right to delay the implementation.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM(R)

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---

The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                                PRIMARY TITLE WITH INVESTMENT
                               ROLE IN MANAGEMENT OF, AND                        ADVISER (OR AFFILIATE) AND
PORTFOLIO COUNSELOR              EXPERIENCE IN, THE FUND                           INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------------------

   ANDREW F. BARTH   Serves as a fixed-income portfolio               Senior Vice President -- Fixed Income, Capital
                     counselor -- Less than 1 year (since the fund's  Research and Management Company
                     inception)                                       Investment professional for 28 years, all with
                                                                      Capital Research and Management Company or
                                                                      affiliate
------------------------------------------------------------------------------------------------------------------------
   DAVID S. LEE      Serves as a fixed-income portfolio               Senior Vice President -- Fixed Income, Capital
                     counselor -- Less than 1 year (since the fund's  Research Company
                     inception)                                       Investment professional for 13 years in total; 10
                                                                      years with Capital Research and Management
                                                                      Company or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies' variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance company to (i) provide, upon request from any fund, the Series or their agent, certain identifying account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from any fund, the
Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who has been identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is
pre-scheduled for a specific date.

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6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY DESCRIBED ABOVE, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE
RIGHT OF THE SERIES, AMERICAN FUND DISTRIBUTORS AND AMERICAN FUNDS SERVICE
COMPANY TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING THE TYPES
OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A BLOCK
UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York
Stock Exchange closes at 1 p.m. New York time, the funds' share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York
Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.
Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day's net asset value.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2,
Class 3 and Class 4 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares, .18% for Class 3 shares and .25% for Class 4 shares. For these share classes, amounts paid under the
12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the Class 2, Class 3 and Class 4 prospectuses in the Annual Fund
Operating Expenses table for each fund. Since these fees are paid out of the
Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2, Class 3 and Class 4 shares.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The "Other expenses" items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund's most recently completed fiscal year. The "Other expenses" items in the Annual Fund Operating Expenses tables in this prospectus include third-party expenses, including for custodial, legal, audit, accounting, regulatory and pricing vendor services, and an administrative services fee payable to the Series' investment adviser for administrative services provided by the Series' investment adviser and its affiliates. In addition, the
"Other expenses" items for Class 4 shares include fees for administrative services provided by the insurance companies that include Class 4 shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of .25% of Class 4 share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

[LOGO  American Funds(R)]                                The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INA8PRX-084-0513P Printed in USA CGD/AFD/8024                              Investment Company File No. 811-03857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

SUBJECT TO COMPLETION, DATED FEBRUARY 13, 2013

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

American Funds Insurance Series®

Part B

Statement of Additional Information

May 1, 2013

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2013 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address :

American Funds Insurance Series
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

Class 1 and Class 2 shares of:		Class 3 shares of:	Class 4 shares of:
Global Discovery FundSM Global Growth FundSM	International Growth and Income FundSM	Growth Fund International Fund	Global Growth Fund Global Small Capitalization	International Growth and Income Fund
Global Small Capitalization	Asset Allocation FundSM	Growth-Income Fund	Fund	Asset Allocation Fund
FundSM Growth FundSM	Global Balanced FundSM Bond FundSM	Asset Allocation Fund High-Income Bond Fund	Growth Fund International Fund	Global Balanced Fund Bond Fund
International FundSM	Corporate Bond	U.S. Government/AAA-Rated	New World Fund	Corporate Bond Fund
New World Fund® Blue Chip Income and	FundSM Global Bond FundSM	Securities Fund Cash Management Fund	Blue Chip Income and Growth Fund	Global Bond Fund High-Income Bond Fund
Growth FundSM Global Growth and Income	High-Income Bond FundSM Mortgage FundSM		Global Growth and Income Fund	Mortgage Fund U.S. Government/ AAA-Rated
FundSM Growth-Income FundSM	U.S. Government/AAA-Rated Securities FundSM		Growth-Income Fund	Securities Fund Cash Management Fund
Cash Management FundSM

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Discovery Fund

General

•
The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

Investing outside the U.S.

•
Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

Debt securities

•
The fund may not invest in debt securities rated below Ca and CC by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund or in unrated securities determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Growth Fund

General

•	The fund invests primarily in common stocks of companies located around the world.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Small Capitalization Fund

Equity securities

•
Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Investing outside the U.S.

•	Under normal conditions, the fund invests a significant portion of its assets outside the United States, including in emerging and developing countries.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Growth Fund

General

•	The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Fund

General

•	The fund invests at least 65% of its assets in common stocks of companies located outside the United States.

Debt securities

•
The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

New World Fund

General

•	The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

•	The fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

Equity securities

•
The fund may invest its assets in equity securities of any company, regardless of where it is based, if the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

Debt securities

•
The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

•
The fund may invest up to 25% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Blue Chip Income and Growth Fund

General

•
The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

•	The fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).

•	The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

•	The fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

•	The fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

•	The fund will not invest in private placements of stock of companies.

•	The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

•	The fund may invest up to 10% of assets in common stocks of larger non-U.S. companies so long as they are listed or traded in the United States.

Global Growth and Income Fund

General

•	The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Investing outside the U.S.

•
The fund may invest a majority of its assets outside the United States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•
The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Growth-Income Fund

General

•	The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Growth and Income Fund

General

•
The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States. However, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States (excluding cash equivalents of U.S. issuers) and issuers whose securities are primarily listed on U.S. securities exchanges. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States whose securities are primarily listed on exchanges outside the United States, and cash and cash equivalents (including cash equivalents issued by U.S. issuers). The fund may invest a portion of its assets in companies located in emerging and developing countries.

Asset Allocation Fund

General

•	Under normal market conditions, the fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt securities

•
Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

•	The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

Global Balanced Fund

Equity securities

•	The fund invests at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

•	The fund invests a portion of its assets in issuers domiciled outside of the United States, including issuers domiciled in emerging and developing countries.

Debt securities

•
The fund invests at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•
The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).

Bond Fund

General

•
The fund invests at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

•	The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

Debt securities

•	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

•
The fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•
The fund invests at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

•
The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

Corporate Bond Fund

Debt securities

•
The fund will invest at least 80% of its assets in corporate debt securities. For purposes of this limit, corporate debt securities include any corporate debt instrument, including, but not limited to, bank loans, covered bonds, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents.

•
The fund will invest at least 90% of its assets in debt securities, including money market instruments, cash and cash equivalents, rated Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies. The fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a NRSRO.

Global Bond Fund

Debt securities

•
The fund invests at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

•
Normally, the fund invests substantially in debt securities rated investment grade (rated Baa3 or better or BBB- or better by NRSROs, or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

High-Income Bond Fund

Debt securities

•
The fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

•
The fund invests at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund's investment policies.

Equity and other securities

•	The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Maturity

•	The fund generally invests in securities with maturities in excess of three years.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Mortgage Fund

General

•
Under normal market conditions, the fund invests at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans. Compliance with certain asset diversification requirements in the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles may, at times, restrict the fund’s ability to invest at least 80% of its assets in mortgage-related securities.

•
The fund invests at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•	The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

•	The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

U.S. Government/AAA-Rated Securities Fund

General

•
The fund invests at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Cash Management Fund

General

•	The fund invests in high quality money market instruments rated in the two highest quality short-term categories by at least two NRSROs.

Maturity

•	The fund may only purchase instruments having remaining maturities of 397 days or less.

•	The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

•	The fund maintains the dollar-weighted average life of its portfolio at 120 days or less.

•
For purposes of determining the weighted average maturity (but not the weighted average life) of a fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

Liquidity

•
The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities.

•
The fund holds at least 10% of its total assets in daily liquid assets (i.e. cash, direct obligations of the U.S. Government or securities that mature or are subject to a demand feature that is exercisable or payable within one business day).

•
The fund holds at least 30% of its total assets in weekly liquid assets (i.e. cash, direct obligations of the U.S. Government, government securities issued by an instrumentality of the U.S. Government that are issued at a discount and have a remaining maturity of 60 days or less, or securities that mature or are subject to a demand feature that is exercisable or payable within five business days).

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

In addition, in determining whether an issuer is located outside the United States for Global Balanced Fund, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Investing in emerging market and developing countries — Certain countries in which the fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

Currency fluctuations — Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the fund will only invest in markets where these restrictions are considered acceptable by the fund’s investment adviser, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the fund’s investments.

Less developed and emerging market securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed and emerging market countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Investor information — The fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — Certain funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Blue Chip Income and Growth Fund and Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

Certain funds may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The funds, other than Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

The fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Series from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Pass-through securities —Certain funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Certain funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Inflation linked bonds — Certain funds may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Certain funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two NRSROs, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management Fund's assets may be invested in commercial paper rated in the second tier (e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer. See the “Description of Commercial Paper Ratings” for a description of the ratings.

Cash Management Fund may only purchase instruments having remaining maturities of 397 days or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in “Commercial Paper.”

"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Certain funds may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — Certain funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the fund and its agreement to repurchase the security at a specified time and price. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the fund. The use of reverse repurchase agreements by the fund creates leverage which increases the fund’s investment risk. As the fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the fund’s earnings or net asset value would decline faster than otherwise would be the case.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain funds. Certain funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Interest rate swaps — Certain funds may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to the principal dollar amount (called the “notional amount”). Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by a fund’s investment adviser. The funds will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may bear the risk of loss of any amount it expected to receive from the counterparty. The term of an interest rate swap can be days, months or years and as a result certain swaps may be less liquid than others.

Diversification — Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2012 and 2011:

	Fiscal year	Portfolio turnover rate
Global Discovery Fund	2012 2011	X% 45
Global Growth Fund	2012 2011	X 28
Global Small Capitalization Fund	2012 2011	X 44
Growth Fund	2012 2011	X 19
International Fund	2012 2011	X 24
New World Fund	2012 2011	X 22
Blue Chip Income and Growth Fund	2012 2011	X 27
Global Growth and Income Fund	2012 2011	X 25
Growth-Income Fund	2012 2011	X 22
International Growth and Income Fund1	2012 2011	X 48
Asset Allocation Fund2	2012 2011	X 43
Global Balanced Fund3	2012 2011	X 34
Bond Fund4	2012 2011	X 163
Global Bond Fund5	2012 2011	X 101
High-Income Bond Fund	2012 2011	X 51
Mortgage Fund6	2012 2011	X 480
U.S. Government/ AAA-Rated Securities Fund7	2012 2011	X 234

1The decrease in the fund’s portfolio turnover rate is attributable to a decrease in sales of securities by the fund during the period.

2The increase in the fund’s portfolio turnover rate is attributable to an increase in the purchases of securities by the fund during the period.

3[Information to come]

4[Information to come]

5[Information to come]

6[Information to come]

7[Information to come]

See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates for each of the last five fiscal years.

Corporate Bond Fund expects to begin investment operations on May 1, 2013, and therefore has not yet had portfolio turnover.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a.	Borrow money;

b.	Issue senior securities;

c.	Underwrite the securities of other issuers;

d.	Purchase or sell real estate or commodities;

e.	Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund; however, to the extent that the fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement will not be considered borrowing by the fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, the Cash Management Fund may invest without limitation in obligations of U.S. banks, including U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker’s acceptances). In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings “Certain investment limitations and guideline” and “Description of certain securities and investment techniques” in this statement of additional information.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
William H. Baribault, 67 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 66 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Quiksilver, Inc. Former director of Professional Business Bank (until 2007); Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 66 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	70	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 67 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	66	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	72	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 54 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	69	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 57 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	66	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Frank M. Sanchez, 69 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Margaret Spellings, 55 Trustee (2010)	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None

• Former Assistant to the President for Domestic Policy, The White House

• Former senior advisor to the Governor of Texas

• Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 64 Trustee (2010)	President and University Professor, The University of Tulsa	69	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Donald D. O’Neal, 52 Vice Chairman of the Board (1998)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	21	None

Other officers6

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 52 President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 58 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 83 Senior Vice President (1993)	Senior Vice President – Fixed Income, Capital Research and Management Company
C. Ross Sappenfield, 47 Senior Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
John H. Smet, 56 Senior Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Carl M. Kawaja, 48 Vice President (2008)
Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.*; Chairman of the Board, Capital International Asset Management (Canada), Inc.*; Director, The Capital Group Companies, Inc.*

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Sung Lee, 46 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Maria T. Manotok, 38 Vice President (2012)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global*
S. Keiko McKibben, 43 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Renaud H. Samyn, 39 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Dylan J. Yolles, 44 Vice President (2012)	Senior Vice President – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 48 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 41 Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 38 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2Trustees and officers of the Series serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.

4This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

6All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2012:

Name	Dollar range1 of fund shares owned3	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1 of independent trustees deferred compensation4 allocated to fund	Aggregate dollar range1,2 of independent trustees deferred compensation4 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A5	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	Over $100,000	N/A5	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A5	$10,001 – $50,000
Frank M. Sanchez	None	$10,001 – $50,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	$10,001 – $50,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range1 of fund shares owned2	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Donald D. O’Neal	None	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2N/A indicates that the listed individual, as of December 31, 2012, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the Series” section, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $X to $x, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2012:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
William H. Baribault3	$X	$X
James G. Ellis	X	X
Leonard R. Fuller3	X	X
W. Scott Hedrick	X	X
R. Clark Hooper	X	X
Merit E. Janow	X	X
Laurel B. Mitchell3	X	X
Frank M. Sanchez	X	X
Margaret Spellings3	X	X
Steadman Upham3	X	X

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2012 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.

3Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2012 fiscal year for participating trustees is as follows: William H. Baribault ($X), Leonard R. Fuller ($X), Laurel B. Mitchell ($X), Margaret Spellings ($X) and Steadman Upham ($X). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of April 1, 2013, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund (other than Global Discovery Fund, which only has Class 1 and Class 2 shares) has Class 1, Class 2 and Class 4 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund have Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2, Class 3 and Class 4 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2, Class 3 and Class 4 shares. Class 4 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plan. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent fund counsel.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2012 fiscal year.

The Series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2012 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2012 fiscal year.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2013. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Discovery Fund

Name and address	Ownership	Ownership percentage
Information to come

Global Growth Fund

Name and address	Ownership	Ownership percentage
Information to come

Global Small Capitalization Fund

Name and address	Ownership	Ownership percentage
Information to come

Growth Fund

Name and address	Ownership	Ownership percentage
Information to come

International Fund

Name and address	Ownership	Ownership percentage
Information to come

New World Fund

Name and address	Ownership	Ownership percentage
Information to come

Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
Information to come

Global Growth and Income Fund

Name and address	Ownership	Ownership percentage
Information to come

Growth-Income Fund

Name and address	Ownership	Ownership percentage
Information to come

International Growth and Income Fund

Name and address	Ownership	Ownership percentage
Information to come

Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Information to come

Global Balanced Fund

Name and address	Ownership	Ownership percentage
Information to come

Bond Fund

Name and address	Ownership	Ownership percentage
Information to come

Corporate Bond Fund — The fund expects to start investment operations on [DATE], 2013, and therefore does not yet have any investors as of the date of this statement of additional information.

Global Bond Fund

Name and address	Ownership	Ownership percentage
Information to come

High-Income Bond Fund

Name and address	Ownership	Ownership percentage
Information to come

Mortgage Fund

Name and address	Ownership	Ownership percentage
Information to come

U.S. Government/AAA-Rated Securities Fund

Name and address	Ownership	Ownership percentage
Information to come

Cash Management Fund

Name and address	Ownership	Ownership percentage
Information to come

Investment adviser — Capital Research and Management Company, the Series‘ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis. Portfolio counselors in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Global Discovery Fund — Lipper Growth Funds Index, Lipper International Funds Index, Non-U.S. Service and Information Index, U.S. Service and Information Index;

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

Growth Fund — S&P 500, MSCI All Country World Index ex-USA, Lipper Growth Funds Index;

International Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average;

Blue Chip Income and Growth Fund — S&P 500, Lipper Growth & Income Funds Index;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500, Lipper Growth & Income Funds Index;

International Growth and Income Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;

Asset Allocation Fund — S&P 500, Lipper Growth & Income Funds Index, Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;

Global Balanced Fund — MSCI All Country World Index, Barclays Global Aggregate Investment Grade Index, Lipper Global Funds Index, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

Bond Fund — Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;

Corporate Bond Fund — Barclays U.S. Corporate Bond Index;

Global Bond Fund — Barclays Global Aggregate Bond Index ex-USD, Barclays Global Aggregate Index U.S. Dollar, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

High-Income Bond Fund — Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average;

Mortgage Fund — Barclays U.S. Mortgage Securities Index, Lipper GNMA Average; and

U.S. Government/AAA-Rated Securities Fund — Barclays U.S. Government/Mortgage Backed Securities Index, Lipper General U.S. Government Funds Average.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

The following table reflects information as of December 31, 2012:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1	Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
Global Discovery Fund
Mark E. Denning	Information to come
Claudia P. Huntington
Global Growth Fund
Martin Jacobs
Steven T. Watson
Paul A. White
Global Small Capitalization Fund
Mark E. Denning
J. Blair Frank
Harold H. La
Kristian Stromsoe
Growth Fund
Donnalisa Parks Barnum
Gregg E. Ireland
Gregory D. Johnson
Michael T. Kerr
Ronald B. Morrow
International Fund
Sung Lee
L. Alfonso Barroso
Jesper Lyckeus
Christopher M. Thomsen
New World Fund
Carl M. Kawaja
Nicholas J. Grace
Robert H. Neithart
Blue Chip Income and Growth Fund
C. Ross Sappenfield
Christopher D. Buchbinder
James B. Lovelace
Global Growth and Income Fund
Gregg E. Ireland
Andrew B. Suzman
Steven T. Watson
Growth-Income Fund
Donald D. O’Neal
J. Blair Frank
Claudia P. Huntington
William L. Robbins
Dylan J. Yolles
International Growth and Income Fund
Sung Lee
Jesper Lyckeus
David M. Riley
Asset Allocation Fund
Alan N. Berro
David A. Daigle
Jeffrey T. Lager
James R. Mulally
Eugene P. Stein
Global Balanced Fund
Hilda L. Applbaum
Mark A. Brett
Joanna F. Jonsson
Robert H. Neithart
Bond Fund
David C. Barclay
Mark H. Dalzell
David A. Hoag
Thomas H. Hogh
Corporate Bond Fund
Andrew F. Barth
David S. Lee
Global Bond Fund
Mark H. Dalzell
Thomas H. Hogh
James R. Mulally
High-Income Bond Fund
David C. Barclay
David A. Daigle
Marcus B. Linden
Mortgage Fund
Fergus N. MacDonald
Wesley K.-S. Phoa
U.S. Government/AAA-Rated Securities Fund
Kevin Adams
Thomas H. Hogh
Fergus N. MacDonald
Wesley K.-S. Phoa

1Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

2Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

4The advisory fee of X of these accounts (representing $X billion in total assets) is based partially on its investment results.

5The advisory fee of X of these accounts (representing $X billion in total assets) is based partially on its investment results.

6The advisory fee of X of these accounts (representing $X billion in total assets) is based partially on its investment results.

7The advisory fee of X of these accounts (representing $X billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreements (the “Agreements”) between the Series and the investment adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: .58% on the first $500 million of net assets, plus .48% on net assets greater than $500 million but not exceeding $1.0 billion, plus .44% on net assets in excess of $1.0 billion;

Global Growth Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus .53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus .46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: .80% on the first $600 million of net assets, plus .74% on net assets greater than $600 million but not exceeding $1.0 billion, plus .70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .635% on net assets in excess of $5.0 billion;

Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.0 billion, plus .42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus .30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus .29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .28% on net assets in excess of $34.0 billion;

International Fund: .69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus .50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus .44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .43% on net assets in excess of $21.0 billion;

New World Fund: .85% on the first $500 million of net assets, plus .77% on net assets greater than $500 million but not exceeding $1.0 billion, plus .71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus .66% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus .40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus .53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets in excess of $3.0 billion;

Growth-Income Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus .40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus .235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus .23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: .69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets in excess of $1.0 billion;

Asset Allocation Fund: .50% on the first $600 million of net assets, plus .42% on net assets greater than $600 million but not exceeding $1.2 billion, plus .36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .25% on net assets in excess of $8.0 billion;

Global Balanced Fund: .66% on the first $500 million of net assets, plus .57% on net assets greater than $500 million but not exceeding $1.0 billion, plus .51% on net assets in excess of $1.0 billion;

Bond Fund: .48% on the first $600 million of net assets, plus .44% on net assets greater than $600 million but not exceeding $1.0 billion, plus .40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .36% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .34% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .33% on net assets in excess of $8.0 billion;

Corporate Bond Fund: [information to follow]

Global Bond Fund: .57% on the first $1.0 billion of net assets plus .50% on net assets in excess of $1.0 billion;

High-Income Bond Fund: .50% on the first $600 million of net assets, plus .46% on net assets greater than $600 million but not exceeding $1.0 billion, plus .44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .42% on net assets in excess of $2.0 billion;

Mortgage Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion.

U.S. Government/AAA-Rated Securities Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion; and

Cash Management Fund: .32% on the first $1.0 billion of net assets, plus .29% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .27% on net assets in excess of $2.0 billion.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies  and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The investment adviser’s total fees for the fiscal years ended December 31, 2012, 2011 and 2010 were:

	Fiscal year ended
	2012		2011	2010
Global Discovery Fund	$	X	$1,458,000	$1,295,000
Global Growth Fund		X	27,891,000	26,876,000
Global Small Capitalization Fund		X	26,096,000	24,432,000
Growth Fund		X	86,558,000	82,059,000
International Fund		X	47,532,000	45,915,000
New World Fund		X	17,530,000	15,648,000
Blue Chip Income and Growth Fund		X	18,180,000	16,226,000
Global Growth and Income Fund		X	12,848,000	12,484,000
Growth-Income Fund		X	64,952,000	65,149,000
International Growth and Income Fund		X	1,594,000	1,151,000
Asset Allocation Fund		X	32,917,000	29,920,000
Global Balanced Fund		X	279,000	N/A
Bond Fund		X	36,584,000	33,985,000
Corporate Bond Fund		X	N/A	N/A
Global Bond Fund		X	11,290,000	8,603,000
High-Income Bond Fund		X	9,026,000	8,328,000
Mortgage Fund		X	121,000	N/A
U.S. Government/ AAA-Rated Securities Fund		X	12,281,000	11,652,000
Cash Management Fund		X	1,966,000	2,303,000

For the period ended December 31, 2010, the investment adviser voluntarily reduced management fees for U.S. Government/AAA-Rated Securities Fund by $672,000 to the rates provided by its amended Agreement.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class 1, 2, 3 and 4 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class 1, 2, 3 and 4 shares. The Administrative Agreement will continue in effect until December 31, 2013, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund. Administrative services fees are paid monthly and accrued daily.

Prior to January 1, 2012, the fund was not subject to an administrative services fee and therefore, no administrative services fees were paid in the fund’s fiscal year ended December 31, 2011.

During the 2012 fiscal year, the administrative services fees were:

Administrative services fee
	Class 1	Class 2	Class 3	Class 4
Global Discovery Fund	$ X	$ X	X	X
Global Growth Fund	X	X	X	X
Global Small Capitalization Fund	X	X	X	X
Growth Fund	X	X	X	X
International Fund	X	X	X	X
New World Fund	X	X	X	X
Blue Chip Income and Growth Fund	X	X	X	X
Global Growth and Income Fund	X	X	X	X
Growth-Income Fund	X	X	X	X
International Growth and Income Fund	X	X	X	X
Asset Allocation Fund	X	X	X	X
Global Balanced Fund	X	X	X	X
Bond Fund	X	X	X	X
Global Bond Fund	X	X	X	X
High-Income Bond Fund	X	X	X	X
Mortgage Fund	X		X	X
U.S. Government Securities/ AAA-Rated Securities Fund	X	X	X	X
Cash Management Fund	X	X	X	X

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2 , Class 3 and Class 4 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25% of each fund’s average net assets annually (Class 2 and Class 4 shares) or 0.18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2, Class 3 and/or Class 4 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2012, the Series incurred distribution expenses for Class 2 shares of $X, for Class 3 shares of $X, and for Class 4 shares of $X, payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $X for Class 2 shares, $X for Class 3 shares and $X for Class 4 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 4 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class 4 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to Class 4 shares.

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON, N.V.
AIG SunAmerica Life Assurance Company
Great-West Life & Annuity Insurance Company
Hartford Life Insurance Company
ING Life Insurance and Annuity Company
Jackson National Life Insurance Company
John Hancock Life Insurance Company (U.S.A.)
The Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
Metropolitan Life Insurance Company
Nationwide Mutual Insurance Company
New York Life Insurance and Annuity Corporation
Pacific Life Insurance Company
Protective Life Insurance Company
Sun Life Assurance Company (U.S.A.)
Travelers Insurance Company
Transamerica Financial Life Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

 Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the Series‘ portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Series‘ portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series‘ portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series‘ portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2012, 2011 and 2010 were:

	Fiscal year ended
	2012		2011	2010
Global Discovery Fund	$	X	$198,000	$210,000
Global Growth Fund		X	3,434,000	2,946,000
Global Small Capitalization Fund		X	4,414,000	4,389,000
Growth Fund		X	11,275,000	12,414,000
International Fund		X	6,014,000	5,717,000
New World Fund		X	1,167,000	1,110,000
Blue Chip Income and Growth Fund		X	2,415,000	1,434,000
Global Growth and Income Fund		X	1,256,000	1,375,000
Growth-Income Fund		X	10,581,000	9,443,000
International Growth and Income Fund		X	258,000	179,000
Asset Allocation Fund		X	3,843,000	3,836,000
Global Balanced Fund		X	38,000	N/A
Bond Fund		X	28	12,000
Corporate Bond Fund		X	N/A	N/A
Global Bond Fund		X	5	0
High-Income Bond Fund		X	15,000	45,000
Mortgage Fund		X	—	N/A

The volume of trading activity for Global Growth Fund decreased during the 2012 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions. The decrease in commissions paid by Global Small Capitalization Fund between the 2011 and 2012 fiscal years was largely due to decreases in brokerage transactions and in the number of shares transacted. The volume of trading activity for International Growth and Income Fund increased during the 2012 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions. The increase in brokerage commissions paid by Global Growth Fund, International Fund, Blue Chip Income and Growth Fund and Growth-Income Fund during the 2011 fiscal year and by International Growth and Income Fund during the 2012 and 2011 fiscal years is attributable to an increase in the volume of commissionable trading activity for each fund during those periods. The decrease in brokerage commissions paid by Growth Fund and Bond Fund during the 2011 and 2010 fiscal years and by Global Growth Fund, International Fund and Global Growth and Income Fund during the 2010 fiscal year is attributable to a decrease in the volume of commissionable trading activity for each fund during those periods.

The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year.

At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, Deutsche Bank A.G., Goldman Sachs & Co.,  Morgan Stanley and UBS Financial Services Inc. At the end of the Series’ most recently completed fiscal year, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Discovery Fund	UBS AG	equity	$ X
	Deutsche Bank A.G.	equity	X
Global Growth Fund	Citigroup Inc.	equity	X
	Goldman Sachs Group, Inc.	equity	X
Growth Fund	Citigroup Inc.	equity	X
	Goldman Sachs Group, Inc.	equity	X
	Morgan Stanley	equity	X
International Fund	Credit Suisse Group AG	equity	X
	Deutsche Bank A.G.	equity	X
	UBS AG	equity	X
	Credit Suisse Group AG	debt	X
New World Fund	Citigroup Inc.	equity	X
Blue Chip Income and Growth Fund	Citigroup Inc.	equity	X
Global Growth and Income Fund	Citigroup Inc.	equity	X
	Goldman Sachs Group, Inc.	equity	X
Growth-Income Fund	Citigroup Inc.	equity	X
	UBS AG	equity	X
International Growth and Income Fund	Credit Suisse Group AG	equity	X
Asset Allocation Fund	Citigroup Inc.	equity	X
	Goldman Sachs Group, Inc.	equity	X
Global Balanced Fund	Goldman Sachs Group, Inc.	equity	X
	Citigroup Inc.	debt	X
	Goldman Sachs Group, Inc.	debt	X
	UBS AG	debt	X
Bond Fund	Citigroup Inc.	debt	X
	Goldman Sachs Group, Inc.	debt	X
	Morgan Stanley	debt	X
	UBS AG	debt	X
Global Bond Fund	Citigroup Inc.	debt	X
	Goldman Sachs Group, Inc.	debt	X
	Morgan Stanley	debt	X
	UBS AG	debt	X
High-Income Bond Fund	Citigroup Inc.	debt	X
Mortgage Fund	Credit Suisse Group AG	debt	X
	UBS AG	debt	X

 Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.

Under these policies and procedures, each fund’s (except Cash Management Fund) complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested and other portfolio information, including, for example, asset allocation, geographic diversification and credit rating diversification, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Cash Management Fund’s complete list of portfolio holdings, dated as of the end of each month, are posted on the fund’s website at americanfunds.com/afis within five business days after the end of the applicable month. This information will be available on the website for six months. Portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc. Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The Series’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Personal investment policy” section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to a subsequent event. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

 Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

 General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’  shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $X for Class 1 shares, $X for Class 2 shares and $X for Class 3 shares for the 2012 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the U.S. Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, or categories below ‘B’.

Description of commercial paper ratings

Moody’s
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SUBJECT TO COMPLETION, DATED FEBRUARY 13, 2013

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

                                          The right choice for the long term(R)

American Funds Insurance Series(R)

 Protected Growth Fund/SM/
 Protected International Fund/SM/
 Protected Blue Chip Income and Growth
   Fund/SM/
 Protected Growth-Income Fund/SM/
 Protected Asset Allocation Fund/SM/

PROSPECTUS
Class P1 shares

May 1, 2013

                                    Summaries
                                 1  Protected Growth Fund
                                 5  Protected International Fund
                                 9  Protected Blue Chip Income and Growth Fund
                                13  Protected Growth-Income Fund
                                17  Protected Asset Allocation Fund
                                21  Investment objectives, strategies and risks

                                32  Information regarding the underlying funds
                                33  Management and organization

                                36  Purchase and redemptions of shares
                                37  Plan of distribution

                                38  Fund expenses
                                38  Distributions and taxes

                                39  Financial highlights

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROTECTED GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                           CLASS P1
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   None
Other expenses/1/.....................................................   x.xx
Acquired (underlying) fund fees and expenses/1/.......................   x.xx
Total annual fund operating expenses..................................   x.xx
Fee waiver and/or expense reimbursement/2/............................   x.xx
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P1  $xx    $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Growth Fund/SM/, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United
States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that

                                                                             ---
        PROTECTED GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH FUND
----


regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United
States may be heightened in connection with investments in emerging markets.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company(SM)

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC

                                                                             ---
        PROTECTED GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM               10 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                     10 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH FUND
----


PROTECTED INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES
 THAT YOU PAY EACH YEAR AS A PERCENTAGE
  OF THE VALUE OF YOUR INVESTMENT)                                     CLASS P1
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   None
Other expenses/1/.....................................................   x.xx
Acquired (underlying) fund fees and expenses/1/.......................   x.xx
Total annual fund operating expenses..................................   x.xx
Fee waiver and/or expense reimbursement/2/............................   x.xx
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P1  $xx    $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series International Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the

                                                                             ---
 PROTECTED INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED INTERNATIONAL FUND
----


Investing in emerging markets -- Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

                                                                             ---
 PROTECTED INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              7 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        6 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                7 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED INTERNATIONAL FUND
----


PROTECTED BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                           CLASS P1
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   None
Other expenses/1/.....................................................   x.xx
Acquired (underlying) fund fees and expenses/1/.......................   x.xx
Total annual fund operating expenses..................................   x.xx
Fee waiver and/or expense reimbursement/2/............................   x.xx
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P1  $xx    $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Blue Chip Income and
Growth Fund/SM/, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least
90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the
United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield in U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

                                                                                          ---
PROTECTED BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                          ---


The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED BLUE CHIP INCOME AND GROWTH FUND
----


Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

                                                                                          ---
PROTECTED BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                                          ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-----------------------------------------------------------------------------------------------------------------------

 C. ROSS SAPPENFIELD                   12 years              Senior Vice President - Capital Research Global Investors
 Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
 CHRISTOPHER D. BUCHBINDER             6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
 JAMES B. LOVELACE                     6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED BLUE CHIP INCOME AND GROWTH FUND
----


PROTECTED GROWTH-INCOME FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                           CLASS P1
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   None
Other expenses/1/.....................................................   x.xx
Acquired (underlying) fund fees and expenses/1/.......................   x.xx
Total annual fund operating expenses..................................   x.xx
Fee waiver and/or expense reimbursement/2/............................   x.xx
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P1  $xx    $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Growth-Income Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that

                                                                             ---
 PROTECTED GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH-INCOME FUND
----


Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

                                                                             ---
 PROTECTED GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-----------------------------------------------------------------------------------------------------------------------

DONALD D. O'NEAL                       8 years               Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        8 years               Senior Vice President - Capital International Investors
Vice President
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  19 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
WILLIAM L. ROBBINS                      1 year               Senior Vice President - Capital International Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH-INCOME FUND
----


PROTECTED ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES
 THAT YOU PAY EACH YEAR AS A PERCENTAGE
 OF THE VALUE OF YOUR INVESTMENT)                                      CLASS P1
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   None
Other expenses/1/.....................................................   .xx
Acquired (underlying) fund fees and expenses/1/.......................   .xx
Total annual fund operating expenses..................................   .xx
Fee waiver and/or expense reimbursement/2/............................   .xx
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   .xx

/1/Based on estimated amounts for the current fiscal year.

/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------

Class P1  $xx    $xx     $xx     $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the period from the commencement of the fund's investment operations (September 28, 2012) to the end of the most recent fiscal year, the fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                               ---


addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

----
    AMERICAN FUNDS INSURANCE
18  SERIES / PROSPECTUS            PROTECTED ASSET ALLOCATION FUND
----


Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation -- The underlying fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund began investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                               ---


PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                  Less than 1 year         Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY               Less than 1 year         Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK           Less than 1 year       Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                     13 years              Senior Vice President - Capital World Investors
     President
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   4 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                  6 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                  7 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                   5 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

PROTECTED GROWTH FUND

The fund's investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objective without shareholder approval upon 60 days'
written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United
States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

PROTECTED INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.
While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objective without shareholder approval upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series
International Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as
collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions-- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions.
The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of
U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets -- Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets.
Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

PROTECTED BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objectives without shareholder approval upon 60 days'
written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Blue Chip
Income and Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least
90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the
United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield in U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

PROTECTED GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objectives without shareholder approval upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series
Growth-Income Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


PROTECTED ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's investment objective without shareholder approval upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American
Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions-- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing in bonds -- The prices of, and the income generated by, most bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of
U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of equity securities and fixed-income securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

INFORMATION REGARDING THE UNDERLYING FUNDS

Underlying fund information is as of the most recent underlying fund prospectus prior to the date of this prospectus. For additional and more current information regarding any of the underlying funds, investors should read the current prospectus of the applicable underlying fund(s). Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds' respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to each of the funds described in this prospectus and other funds, including each of the underlying funds and the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The
estimated total management fee to be paid by each fund, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions -- Capital World Investors,
Capital Research Global Investors and Capital International Investors -- make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event,
Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and
Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital
Research and Management Company to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that
Capital Research and Management Company will incorporate its investment divisions or exercise any authority, under the exemptive order.

In addition, shareholders of the American Funds Insurance Series, or the
Series, approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Capital Research and Management Company is reimbursing certain expenses of the funds described in this prospectus. This reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the
Series' board. The reimbursement may only be modified or terminated with the approval of the Series' board.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

PORTFOLIO MANAGEMENT FOR THE FUNDS

Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series'
board of trustees, the selection of the sub-adviser to the funds, the monitoring and oversight of any such sub-adviser and the implementation of policies and procedures reasonably designed to ensure that such sub-adviser complies with the funds' respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the sub-adviser to the funds with respect to the management of the funds' protection strategies.

The table below shows the investment experience and role in management for each of the investment adviser's investment professionals primarily responsible for management of the funds.

PORTFOLIO COUNSELOR FOR THE                                                                    ROLE IN MANAGEMENT
FUNDS/TITLE (IF APPLICABLE)       INVESTMENT EXPERIENCE           EXPERIENCE IN THE FUNDS         OF THE FUNDS
--------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO           Investment professional for              Less than 1 year        Serves as a portfolio
     President               27 years in total; 22 years with  (since the funds' inceptions)  counselor
                             Capital Research and
                             Management Company or affiliate
--------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY        Investment professional for              Less than 1 year        Serves as a portfolio
                             37 years in total; 33 years with  (since the funds' inceptions)  counselor
                             Capital Research and
                             Management Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


The table below shows the investment experience and role in management for the sub-adviser's investment professional primarily responsible for the management of the funds' protection strategies.

                                                                                    ROLE IN MANAGEMENT
PORTFOLIO MANAGER  INVESTMENT EXPERIENCE         EXPERIENCE IN THE FUNDS            OF THE FUNDS
------------------------------------------------------------------------------------------------------------

  ADAM SCHENCK    Investment professional for        Less than 1 year           Serves as a portfolio
                  8 years, all with Milliman     (since the funds' inceptions)  manager of the sub-
                  Financial Risk Management LLC                                 adviser with respect to the
                  or affiliate                                                  funds' protection
                                                                                strategies

MULTIPLE PORTFOLIO COUNSELOR SYSTEM/R/ FOR THE UNDERLYING FUNDS

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of each underlying fund's portfolio. Investment decisions are subject to the underlying funds' objectives, policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


PURCHASE AND REDEMPTIONS OF SHARES

Shares of the funds are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies' variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

Each of the funds and American Funds Distributors, Inc., the funds'
distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that any fund or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance company to (i) provide, upon request from any fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from any fund, the
Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who has been identified as having engaged in potentially harmful market timing or frequent trading. Under the Series' procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the funds' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a "purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any of the funds (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


of beneficial interest in such fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction.
Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
..   purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;
..   retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system;
..   purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
..   systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY DESCRIBED ABOVE, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE
RIGHT OF THE SERIES, AMERICAN FUNDS DISTRIBUTORS AND AMERICAN FUNDS SERVICE
COMPANY TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING THE TYPES
OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A BLOCK
UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE FUNDS.

VALUING SHARES

The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying fund in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds' share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations or, in the case of futures contracts, the settlement price. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the underlying funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.
Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day's net asset value.

PLAN OF DISTRIBUTION

The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series' board of trustees. The plan provides for annual expenses of .25% for Class P1 shares;
however, the Series' board of trustees has not authorized any payments under the plan.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


FUND EXPENSES

Each fund will invest in Class 1 shares of the applicable underlying fund.
Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class 1 shares of the underlying fund. The "Other expenses" items in the
Annual Fund Operating Expenses tables in this prospectus include third-party expenses, including for custodial, legal, audit, accounting, regulatory reporting and pricing vendor services and fees for administrative services provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the
Series.

In periods of market volatility, assets of the underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown for the underlying funds in the Annual Fund Operating Expenses tables in this prospectus.

DISTRIBUTIONS AND TAXES

Each fund intends to qualify as a "regulated investment company" under the
Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the results of Protected Asset Allocation Fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the financial statements of Protected Asset
Allocation Fund, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                            Income (loss) from investment
                                    operations/1/
                        --------------------------------------
                                                                                                            Ratio of   Ratio of
                                         Net                                                                expenses   expenses
              Net asset                loss on                 Dividends                       Net assets, to average to average
               value,      Net     securities (both Total from  from net  Net asset              end of    net assets net assets
              beginning investment   realized and   investment investment value, end  Total    period (in    before     after
Period ended  of period   income     unrealized)    operations   income   of period  Return/2/  millions)    waiver   waiver/2/

Protected Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
Class P1
12/31/12/4/  $10.00      $.16         $(.04)         $.12      $(.13)     $9.99      1.24%       $10        .15%       .07%
Class P2
12/31/12/4/   10.00       .23          (.11)          .12       (.13)      9.99      1.21         24        .24        .11

                          Ratio of
                 Net        net
              effective    income
               expense   to average
Period ended  ratio/3/  net assets/2/

Protected Asset Allocation Fund
----------------------------------------------------------
Class P1
12/31/12/4/    .37%       1.64%
Class P2
12/31/12/4/    .42        2.25

                                                     For the period ended
   Portfolio turnover rate for all share classes        12/31/2012/4/
   -------------------------------------------------------------------------

         Protected Asset Allocation Fund                     0%/5/

/1/ Based on average shares outstanding.
/2/ This column reflects the impact of certain waivers by Capital
    Research and Management Company. During the period shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other expenses.
/3/ Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See page xx--xx for further information regarding fees and expenses.
/4/ From September 28, 2012, commencement of operations.
/5/ Amount less than 1%.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


                                          The right choice for the long term/R/

OTHER FUND INFORMATION

Shares of the funds are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the funds may be in conflict. The board of trustees of the American Fund Insurance Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS

The current SAI, as amended from time to time, contains more detailed information about the funds, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current
SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series'
investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INP1PRX-056-0513P Printed in USA CGD/AFD/8024                              Investment Company File No. 811-03857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

SUBJECT TO COMPLETION, DATED FEBRUARY 13, 2013

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

                                          The right choice for the long term(R)

American Funds Insurance Series(R)

 Protected Growth Fund/SM/
 Protected International Fund/SM/
 Protected Blue Chip Income and Growth
   Fund/SM/
 Protected Growth-Income Fund/SM/
 Protected Asset Allocation Fund/SM/

PROSPECTUS
Class P2 shares

May 1, 2013

                                    Summaries
                                 1  Protected Growth Fund
                                 5  Protected International Fund
                                 9  Protected Blue Chip Income and Growth Fund
                                13  Protected Growth-Income Fund
                                17  Protected Asset Allocation Fund
                                21  Investment objectives, strategies and risks

                                32  Information regarding the underlying funds
                                32  Management and organization

                                36  Purchase and redemptions of shares
                                37  Plan of distribution

                                38  Fund expenses
                                38  Distributions and taxes

                                39  Financial highlights

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROTECTED GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)  CLASS P2
-------------------------------------------------------------------------------------------------------------------------

              Management fees...................................................................................   0.25%
              Distribution fees/1/..............................................................................   0.25
              Other expenses/1/.................................................................................   x.xx
              Acquired (underlying) fund fees and expenses/1/...................................................   x.xx
              Total annual fund operating expenses..............................................................   x.xx
              Fee waiver and/or expense reimbursement/2/........................................................   x.xx
              Total annual fund operating expenses after fee waiver and/or expense reimbursement................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P2  $xx     $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Growth Fund/SM/, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United
States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund

                                                                             ---
        PROTECTED GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH FUND
----


regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United
States may be heightened in connection with investments in emerging markets.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company(SM)

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

                                                                             ---
        PROTECTED GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM               10 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                     10 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH FUND
----


PROTECTED INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)  CLASS P2
-------------------------------------------------------------------------------------------------------------------------

              Management fees...................................................................................   0.25%
              Distribution fees/1/..............................................................................   0.25
              Other expenses/1/.................................................................................   x.xx
              Acquired (underlying) fund fees and expenses/1/...................................................   x.xx
              Total annual fund operating expenses..............................................................   x.xx
              Fee waiver and/or expense reimbursement/2/........................................................   x.xx
              Total annual fund operating expenses after fee waiver and/or expense reimbursement................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P2  $xx     $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series International Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that

                                                                             ---
 PROTECTED INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED INTERNATIONAL FUND
----


Investing in emerging markets -- Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                 Less than 1 year          Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY              Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

                                                                             ---
 PROTECTED INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              7 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        6 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                7 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED INTERNATIONAL FUND
----


PROTECTED BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)  CLASS P2
-------------------------------------------------------------------------------------------------------------------------

              Management fees...................................................................................   0.25%
              Distribution fees/1/..............................................................................   0.25
              Other expenses/1/.................................................................................   x.xx
              Acquired (underlying) fund fees and expenses/1/...................................................   x.xx
              Total annual fund operating expenses..............................................................   x.xx
              Fee waiver and/or expense reimbursement/2/........................................................   x.xx
              Total annual fund operating expenses after fee waiver and/or expense reimbursement................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P2  $xx     $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Blue Chip Income and
Growth Fund/SM/, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least
90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the
United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield in U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

                                                                                          ---
PROTECTED BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                          ---


The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED BLUE CHIP INCOME AND GROWTH FUND
----


Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)           IN THIS FUND
------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                  Less than 1 year
     President                (since the fund's inception)  Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY               Less than 1 year        Senior Vice President - Fixed Income, Capital
                              (since the fund's inception)  Research and Management Company
------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER          IN THIS FUND
---------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year       Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception) Risk Management LLC
---------------------------------------------------------------------------------------------------------

                                                                                          ---
PROTECTED BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                                          ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)      IN THE UNDERLYING FUND
----------------------------------------------------------------------------------------------------------------------

 C. ROSS SAPPENFIELD
 Senior Vice President                  12 years            Senior Vice President - Capital Research Global Investors
----------------------------------------------------------------------------------------------------------------------
 CHRISTOPHER D. BUCHBINDER              6 years             Senior Vice President - Capital Research Global Investors
----------------------------------------------------------------------------------------------------------------------
 JAMES B. LOVELACE                      6 years             Senior Vice President - Capital Research Global Investors
----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED BLUE CHIP INCOME AND GROWTH FUND
----


PROTECTED GROWTH-INCOME FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)  CLASS P2
-------------------------------------------------------------------------------------------------------------------------

              Management fees...................................................................................   0.25%
              Distribution fees/1/..............................................................................   0.25
              Other expenses/1/.................................................................................   x.xx
              Acquired (underlying) fund fees and expenses/1/...................................................   x.xx
              Total annual fund operating expenses..............................................................   x.xx
              Fee waiver and/or expense reimbursement/2/........................................................   x.xx
              Total annual fund operating expenses after fee waiver and/or expense reimbursement................   x.xx

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .xx%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR 3 YEARS
------------------------

Class P2  $xx     $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Growth-Income Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund

                                                                             ---
 PROTECTED GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH-INCOME FUND
----


which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)           IN THIS FUND
------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                  Less than 1 year
     President                (since the fund's inception)  Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY               Less than 1 year        Senior Vice President - Fixed Income, Capital
                              (since the fund's inception)  Research and Management Company
------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER          IN THIS FUND
---------------------------------------------------------------------------------------------------------

  ADAM SCHENCK          Less than 1 year       Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception) Risk Management LLC
---------------------------------------------------------------------------------------------------------

                                                                             ---
 PROTECTED GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)      IN THE UNDERLYING FUND
----------------------------------------------------------------------------------------------------------------------

DONALD D. O'NEAL
Vice Chairman of the Board              8 years             Senior Vice President - Capital Research Global Investors
----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                         8 years             Senior Vice President - Capital International Investors
Vice President
----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                          7 years             Senior Vice President - Capital Research Global Investors
----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                   19 years            Senior Vice President - Capital Research Global Investors
----------------------------------------------------------------------------------------------------------------------
WILLIAM L. ROBBINS                       1 year             Senior Vice President - Capital International Investors
----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED GROWTH-INCOME FUND
----


PROTECTED ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)  CLASS P2
-------------------------------------------------------------------------------------------------------------------------

              Management fees...................................................................................   0.25%
              Distribution fees/1/..............................................................................   0.25
              Other expenses/1/.................................................................................    .xx
              Acquired (underlying) fund fees and expenses/1/...................................................    .xx
              Total annual fund operating expenses..............................................................    .xx
              Fee waiver and/or expense reimbursement/2/........................................................    .xx
              Total annual fund operating expenses after fee waiver and/or expense reimbursement................    .xx

/1/Based on estimated amounts for the current fiscal year.

/2/The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------

Class P2  $xx    $xx     $xx     $xx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the period from the commencement of the fund's investment operations (September 28, 2012) to the end of the most recent fiscal year, the fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                               ---


Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in of exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND. IN
ADDITION, THE PROTECTION STRATEGY MAY NOT EFFECTIVELY PROTECT THE FUND FROM ALL
MARKET DECLINES.

Fund structure -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation -- The underlying fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification -- As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund began investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

                                                                               ---
PROTECTED ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                               ---


PORTFOLIO COUNSELORS

The individuals primarily responsible for the management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                      1 year               Senior Vice President - Capital World Investors
     President               (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   1 year               Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company
------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

                  PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK               1 year             Director - Portfolio Management Group, Milliman Financial
                  (since the fund's inception)  Risk Management LLC
----------------------------------------------------------------------------------------------------------

PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                     13 years              Senior Vice President - Capital World Investors
     President
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   4 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                  6 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                  7 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                   5 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  PROTECTED ASSET ALLOCATION FUND
----


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

PROTECTED GROWTH FUND

The fund's investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objective without shareholder approval upon 60 days'
written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United
States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions-- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

PROTECTED INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.
While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objective without shareholder approval upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series
International Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser.
Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Investing in emerging markets -- Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

PROTECTED BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objectives without shareholder approval upon 60 days'
written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Blue Chip
Income and Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least
90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the
United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield in U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

PROTECTED GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's objectives without shareholder approval upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series
Growth-Income Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks
associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

PROTECTED ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund's board to change the fund's investment objective

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


without shareholder approval upon 60 days' written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American
Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.
"Volatility" in this context means variance in the fund's investment results.
The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure.
These instruments will be selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S.
dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or
FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the
FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund's portfolio. During or after severe market downturns, however, the fund's sub-adviser will realize gains for the fund on the fund's short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on
U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund's obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund's investment adviser and sub-adviser. Before adjusting the fund's protection strategy, the fund's investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts;
provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund's investment results.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The success of the fund will be impacted by the results of the underlying fund.
For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund's FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging -- There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks -- The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing in bonds -- The prices of, and the income generated by, most bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States -- The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of
U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.
The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification -- The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of equity securities and fixed-income securities.

Cash position and temporary investments -- The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

INFORMATION REGARDING THE UNDERLYING FUNDS

Underlying fund information is as of the most recent underlying fund prospectus prior to the date of this prospectus. For additional and more current information regarding any of the underlying funds, investors should read the current prospectus of the applicable underlying fund(s). Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds' respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to each of the funds described in this prospectus and other funds, including each of the underlying funds and the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The
estimated total management fee to be paid by each fund, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions -- Capital World Investors,
Capital Research Global Investors and Capital International Investors -- make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event,
Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and
Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital
Research and Management Company to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that
Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the American Funds Insurance Series, or the
Series, approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Capital Research and Management Company is reimbursing certain expenses of the funds described in this prospectus. This reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the
Series' board. The reimbursement may only be modified or terminated with the approval of the Series' board.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

PORTFOLIO MANAGEMENT FOR THE FUNDS

Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series'
board of trustees, the selection of the sub-adviser to the funds, the monitoring and oversight of any such sub-adviser and the implementation of policies and procedures reasonably designed to ensure that such sub-adviser complies with the funds' respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the sub-adviser to the funds with respect to the management of the funds' protection strategies.

The table below shows the investment experience and role in management for each of the investment adviser's investment professionals primarily responsible for management of the funds.

PORTFOLIO COUNSELOR FOR THE                                             EXPERIENCE             ROLE IN MANAGEMENT
FUNDS/TITLE (IF APPLICABLE)       INVESTMENT EXPERIENCE                IN THE FUNDS               OF THE FUNDS
--------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO           Investment professional for              Less than 1 year        Serves as a portfolio
     President               27 years in total; 22 years with  (since the funds' inceptions)  counselor
                             Capital Research and
                             Management Company or affiliate
--------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY        Investment professional for              Less than 1 year        Serves as a portfolio
                             37 years in total; 33 years with  (since the funds' inceptions)  counselor
                             Capital Research and
                             Management Company or affiliate

The table below shows the investment experience and role in management for the sub-adviser's investment professional primarily responsible for the management of the funds' protection strategies.

                                                          EXPERIENCE                ROLE IN MANAGEMENT
PORTFOLIO MANAGER      INVESTMENT EXPERIENCE              IN THE FUNDS                  OF THE FUNDS
------------------------------------------------------------------------------------------------------------

  ADAM SCHENCK    Investment professional for           Less than 1 year        Serves as a portfolio
                  8 years, all with Milliman     (since the funds' inceptions)  manager of the sub-
                  Financial Risk Management LLC                                 adviser with respect to the
                  or affiliate                                                  funds' protection
                                                                                strategies

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


MULTIPLE PORTFOLIO COUNSELOR SYSTEM/R/ FOR THE UNDERLYING FUNDS

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of each underlying fund's portfolio. Investment decisions are subject to the underlying funds' objectives, policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


PURCHASE AND REDEMPTIONS OF SHARES

Shares of the funds are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies' variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

Each of the funds and American Funds Distributors, Inc., the funds'
distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that any fund or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance company to (i) provide, upon request from any fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from any fund, the
Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who has been identified as having engaged in potentially harmful market timing or frequent trading. Under the Series' procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the funds' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a "purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any of the funds (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in such fund (including investments that are part of an exchange transaction) for 30 calendar days after the

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
..   purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;
..   retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system;
..   purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
..   systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY DESCRIBED ABOVE, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE
RIGHT OF THE SERIES, AMERICAN FUNDS DISTRIBUTORS AND AMERICAN FUNDS SERVICE
COMPANY TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING THE TYPES
OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A BLOCK
UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE FUNDS.

VALUING SHARES

The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying fund in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds' share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations or, in the case of futures contracts, the settlement price. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the underlying funds'
portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.
Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day's net asset value.

PLAN OF DISTRIBUTION

The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series' board of trustees. The plan provides for annual expenses of .50%, and the Series' board of trustees has authorized payments of .25% for Class P2 shares. For this share class, amounts paid under the distribution plan are used by insurance company contract issuers to cover the expenses of certain contract owner services. The estimated distribution fees expected to be paid by each fund, as a percentage of average net assets, are indicated in this prospectus in the Annual Fund
Operating Expenses table for each fund. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class P2 shares.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


FUND EXPENSES

Each fund will invest in Class 1 shares of the applicable underlying fund.
Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class 1 shares of the underlying fund. The "Other expenses" items in the
Annual Fund Operating Expenses tables in this prospectus include third-party expenses, including for custodial, legal, audit, accounting, regulatory reporting and pricing vendor services and fees for administrative services provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the
Series.

In periods of market volatility, assets of the underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown for the underlying funds in the Annual Fund Operating Expenses tables in this prospectus.

DISTRIBUTIONS AND TAXES

Each fund intends to qualify as a "regulated investment company" under the
Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the results of Protected Asset Allocation Fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the financial statements of Protected Asset
Allocation Fund, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                          Income (loss) from investment
                                    operations/1/
                       ------------------------------------
                                   Net loss on                                                         Ratio of
                                   securities                           Net                            expenses    Ratio of
             Net asset                (both                 Dividends  asset             Net assets,  to average expenses to
              value,      Net       realized    Total from   from net  value,              end of     net assets average net
Period       beginning investment      and      investment  investment end of  Total       period       before   assets after
ended        of period   income    unrealized)  operations    income   period Return/2/ (in millions)   waiver    waiver/2/

Protected Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
Class P1
12/31/12/4/  $10.00      $.16        $(.04)       $.12       $(.13)   $9.99    1.24%        $10         .15%        .07%
Class P2
12/31/12/4/   10.00       .23         (.11)        .12        (.13)    9.99    1.21          24         .24         .11

                Net    Ratio of net
             effective  income to
Period        expense    average
ended        ratio/3/  net assets/2/

Protected Asset Allocation Fund
-----------------------------------------------------------------------
Class P1
12/31/12/4/    .37%       1.64%
Class P2
12/31/12/4/    .42        2.25

                                                     For the period ended
   Portfolio turnover rate for all share classes        12/31/2012/4/
   -------------------------------------------------------------------------

         Protected Asset Allocation Fund                     0%/5/

/1/Based on average shares outstanding.
/2/This column reflects the impact of certain waivers by Capital
   Research and Management Company. During the period shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other expenses.
/3/Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See page xx - xx for further information regarding fees and expenses.
/4/From September 28, 2012, commencement of operations.
/5/Amount less than 1%.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


                                          The right choice for the long term/R/

OTHER FUND INFORMATION

Shares of the funds are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the funds may be in conflict. The board of trustees of the American Fund Insurance Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS

The current SAI, as amended from time to time, contains more detailed information about the funds, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current
SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series'
investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INP2PRX-056-0513P Printed in USA CGD/AFD/8024                              Investment Company File No. 811-03857
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THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

SUBJECT TO COMPLETION, DATED FEBRUARY 13, 2013

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2013

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2013 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus for the funds from your financial adviser or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

Class P1 shares of:	Class P2 shares of:
Protected Growth Fund	Protected Growth Fund
Protected International Fund	Protected International Fund
Protected Blue Chip Income and Growth Fund	Protected Blue Chip Income and Growth Fund
Protected Growth- Income Fund	Protected Growth-Income Fund
Protected Asset Allocation Fund	Protected Asset Allocation Fund

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Protected Growth Fund

•	The fund pursues its investment objective by:

•	investing in shares of American Funds Insurance Series – Growth Fund (the “Growth Fund”),

•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

•
The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

•	The fund will also hold cash, cash equivalents and/or money market fund shares.

•
The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth Fund, the fund's underlying fund:

General

•	The Growth Fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

•	The Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., not convertible into equity) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (NRSROs) designated by the Growth Fund or unrated but determined to be of equivalent quality by the Growth Fund’s investment adviser. The Growth Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth Fund’s investment policies,

Protected International Fund

•	The fund pursues its investment objective by:

•	investing in shares of American Funds Insurance Series – International Fund (the “International Fund”),

•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

•
The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

•	The fund will also hold cash, cash equivalents and/or money market fund shares.

•
The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the International Fund, the fund's underlying fund:

General

•	The International Fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt securities

•
The International Fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the International Fund’s investment adviser. The International Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the International Fund's investment policies.

Protected Blue Chip Income and Growth Fund

•	The fund pursues its investment objectives by:

•	investing in shares of American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”),

•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

•
The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

•	The fund will also hold cash, cash equivalents and/or money market fund shares.

•
The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Blue Chip Fund, the fund's underlying fund:

General

•
The Blue Chip Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

•	The Blue Chip Fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).

•	The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

•	The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

•	The Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

•	The Blue Chip Fund will not invest in private placements of stock of companies.

•	The Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

•	The Blue Chip Fund may invest up to 10% of assets in common stocks of larger non-U.S. companies so long as they are listed or traded in the United States.

Protected Growth-Income Fund

•	The fund pursues its investment objectives by:

•	investing in shares of American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”),

•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

•
The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

•	The fund will also hold cash, cash equivalents and/or money market fund shares.

•
The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth-Income Fund, the fund's underlying fund:

General

•	The Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

•	The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Growth-Income Fund's investment adviser. The Growth-Income Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth-Income Fund's investment policies.

Protected Asset Allocation Fund

•	The fund pursues its investment objective by:

•	investing in shares of American Funds Insurance Series – Asset Allocation Fund (the “Asset Allocation Fund”),

•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

•
The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

•	The fund will also hold cash, cash equivalents and/or money market fund shares.

•
The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Asset Allocation Fund, the fund's underlying fund:

General

•
Under normal market conditions, the Asset Allocation Fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt securities

•
Up to 25% of the Asset Allocation Fund’s debt assets may be invested in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Asset Allocation Fund's investment adviser. The Asset Allocation Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Asset Allocation Fund's investment policies.

Investing outside the U.S.

•	The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

•	The Asset Allocation Fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the funds and the underlying funds.

The fund

The following descriptions of securities and techniques apply to the fund.

Futures contracts — A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund’s open positions in futures contracts, the fund would be required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM at the derivatives clearinghouse or exchange an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Equity index futures contracts are customarily purchased and sold on margins that typically range from 1% to 5% of the notional value of the equity index contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that there is a loss on the futures contract, the FCM will require the fund to post the daily settlement cost that is paid to the derivatives clearinghouse. However, if the value of a position increases because of favorable price changes in the futures contract, the FCM will pay the excess to the fund. These subsequent payments, called “variation margin,” to and from the FCM, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

In addition, the fund is required to segregate liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Assets used as margin typically may not be sold while the position in the related futures contract is open unless they are replaced with other appropriate assets. If markets move against the fund’s futures position, the fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain such assets. This may prevent the fund from pursuing its investment objective with respect to such assets. Assets that are used as margin typically are invested, and these investments are subject to risk and may result in losses to the fund, which may be in addition to losses incurred by using the related futures contract. If the fund is unable to close out its position, it may be required to continue to maintain such assets or make such payments until the position expires or matures, and the fund will continue to be subject to investment risk on such assets.

In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, if any, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation by the fund of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value, and the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way, and may behave in unexpected ways, especially in abnormal or volatile market conditions. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps; however, current government regulation will likely move the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the sub-adviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The sub-adviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents, including shares of money market funds. Cash equivalents also include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature or that may be redeemed, in one year or less. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Borrowing — The fund is authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits the fund to borrow up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The fund may set up a line of credit with a lender and from time to time borrow against such line of credit to facilitate the process of posting margins or funding redemptions. The fund may pledge assets to secure such borrowings. Borrowing results in interest expense and other fees and expenses for the fund which may impact the fund’s net expenses. The costs of borrowing may reduce the fund’s investment results.

Regulatory considerations — In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject the adviser of a registered investment company to registration with the CFTC as a commodity pool operator (“CPO”) under certain conditions. The investment adviser has registered as a CPO and adopted certain policies and procedures and implemented certain operational aspects of the fund in order to be in compliance with CFTC rules and regulations. Certain other disclosure and operational obligations of the fund will need to be updated in order to comply with applicable CFTC regulations. These obligations will be imposed after a rule to harmonize applicable CFTC and SEC regulations is adopted. Compliance with these additional registration and regulatory requirements would increase the fund’s expenses. Other potentially adverse regulatory initiatives could also develop.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

The underlying fund

The following descriptions of securities and techniques apply to the Growth Fund, the International Fund, the Blue Chip Fund, the Growth-Income Fund and the Asset Alloction Fund (collectively, the "underlying funds"). Except where the context indicates otherwise, all references herein to the "underlying fund" apply to each of the underlying funds.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the underlying fund may involve large price swings and potential for loss. To the extent the underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the underlying fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the underlying fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — The underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the underlying fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

Investing in emerging market and developing countries — Certain countries in which the underlying fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

Currency fluctuations — Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objectives, the fund can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Less developed and emerging market securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying funds to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed and emerging market countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Investor information — The underlying fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund, the underlying fund and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Currency transactions — The fund and the underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction).

The fund and the underlying fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

The fund and the underlying fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s or an underlying fund’s commitment increases because of changes in exchange rates, the fund or the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund and the underlying fund are also subject to the risk that they may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s or the underlying fund’s exposure to currency exchange rates and could result in losses to the fund or the underlying fund if currencies do not perform as expected by the investment adviser. For example, if the investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. The fund and the underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund or an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund or an underlying fund.

Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Entities issuing obligations supported by these programs in which the underlying fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Pass-through securities —The underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The underlying fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — The underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Inflation-indexed bonds — The underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real estate investment trusts — The underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Restricted or illiquid securities — The fund and the underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund or the underlying fund may incur certain additional costs in disposing of illiquid securities.

Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Repurchase agreements — The underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the underlying fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The underlying fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

Reverse repurchase agreements — The underlying fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the underlying fund and its agreement to repurchase the security at a specified time and price. The underlying fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the underlying fund. The use of reverse repurchase agreements by the underlying fund creates leverage which increases the underlying fund’s investment risk. As the underlying fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the underlying fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the underlying fund’s earnings or net asset value would decline faster than otherwise would be the case.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents.

The underlying fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the underlying fund may take temporary defensive measures. In taking such measures, the underlying fund may fail to achieve its investment objective.

Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

*     *     *     *     *     *

Portfolio turnover — High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. During the period from the commencement of its investment operations (September 28, 2012) to the end of the most recent fiscal year, the portfolio turnover rate of Protected Asset Allocation Fund was less than 1% of the average value of its portfolio. Each of the other funds expects to begin operations on May 1, 2013, and therefore has not yet had portfolio turnover.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to the fund (please also see “Additional information about fundamental policies” below):

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;

b.	Issue senior securities;

c.	Underwrite the securities of other issuers;

d.	Purchase or sell real estate or commodities;

e.	Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund; however, to the extent that the fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement will not be considered borrowing by the fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider futures contracts to be an industry for these purposes.

The fund currently does not intend to engage in securities lending.

 Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
William H. Baribault, 67 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 66 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Quiksilver, Inc. Former director of Professional Business Bank (until 2007); Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 66 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	70	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 67 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	66	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	72	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 54 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	69	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 57 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	66	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Frank M. Sanchez, 69 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Margaret Spellings, 55 Trustee (2010)	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None

• Former Assistant to the President for Domestic Policy, The White House

• Former senior advisor to the Governor of Texas

• Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 64 Trustee (2010)	President and University Professor, The University of Tulsa	69	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Donald D. O’Neal, 52 Vice Chairman of the Board (1998)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	26	None

Other officers6

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 52 President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 58 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 83 Senior Vice President (1993)	Senior Vice President – Fixed Income, Capital Research and Management Company
C. Ross Sappenfield, 47 Senior Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
John H. Smet, 56 Senior Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Carl M. Kawaja, 48 Vice President (2008)
Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.*; Chairman of the Board, Capital International Asset Management (Canada), Inc.*; Director, The Capital Group Companies, Inc.*

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Sung Lee, 46 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Maria T. Manotok, 38 Vice President (2012)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global*
S. Keiko McKibben, 43 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Renaud H. Samyn, 39 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Dylan J. Yolles, 44 Vice President (2012)	Senior Vice President – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 48 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 41 Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 38 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2Trustees and officers of the Series serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.

4This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

6All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2012:

Name	Dollar range1 of fund shares owned3	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1 of independent trustees deferred compensation4 allocated to fund	Aggregate dollar range1,2 of independent trustees deferred compensation4 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A5	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	Over $100,000	N/A5	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A5	$10,001 – $50,000
Frank M. Sanchez	None	$10,001 – $50,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	$10,001 – $50,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range1 of fund shares owned2	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Donald D. O’Neal	None	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2N/A indicates that the listed individual, as of December 31, 2012, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the Series” section, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $X to $X, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2012:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
William H. Baribault3	$X	$X
James G. Ellis	X	X
Leonard R. Fuller3	X	X
W. Scott Hedrick	X	X
R. Clark Hooper	X	X
Merit E. Janow	X	X
Laurel B. Mitchell3	X	X
Frank M. Sanchez	X	X
Margaret Spellings3	X	X
Steadman Upham3	X	X

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2012 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.

3Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2012 fiscal year for participating trustees is as follows: William H. Baribault ($X), Leonard R. Fuller ($X), Laurel B. Mitchell ($X), Margaret Spellings ($X) and Steadman Upham ($X). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of April 1, 2013, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The funds have Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 2, Class 3 and/or Class 4 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent fund counsel.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and sub-adviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2012 fiscal year.

The Series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2012 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2012 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, the underlying fund and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — All of the funds, with the exception of Protected Asset Allocation Fund, expect to start investment operations on or about May 1, 2013, and therefore do not have any investors as of the date of this statement of additional information. The following table identifies those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of Protected Asset Allocation Fund shares as of the opening of business on April 1, 2013. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Protected Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Information to come

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis. Portfolio counselors in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the sub-adviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the sub-adviser’s activities and compliance procedures.

Sub-adviser — Milliman Financial Risk Management LLC is the sub-adviser to the fund with respect to the protection strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio counselors and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio counselor to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the sub-adviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

Portfolio counselor fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s or portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. Each of the funds, other than Protected Asset Allocation Fund, expects to start operations on May 1, 2013, and therefore no portfolio counselors or portfolio managers own shares in these funds as of the date of this statement of information. The portfolio counselors of Protected Asset Allocation Fund have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold Protected Asset Allocation Fund shares.

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

The following tables reflect information as of December 31, 2012:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1	Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
Alan N. Berro	Info to come
James R. Mulally

1Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

2Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICsin billions)	Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVsin billions)	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	Info to come

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminate in the event of its assignment (as defined in the 1940 Act). The Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more sub-advisers approved by the Series’ board and the shareholders of each applicable fund. Any such sub-adviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

As compensation for its services for the fund, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rate of .25% of average daily net assets.

The investment adviser has entered into a contract with the sub-adviser with respect to each fund and compensates the sub-adviser out of the investment advisory fees it receives from each fund. The sub-adviser’s total fees for services provided to Protected Asset Allocation Fund for the period from the commencement of the fund’s investment operations (September 28, 2012) to the end of the most recent fiscal year were $X.

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

The investment adviser is currently waiving a portion of its investment advisory services fee for each share class of the fund. For the fiscal year ended December 31, 2012, Capital Research and Management Company waived a portion of its investment advisory services fee. Total investment advisory service fees waived by Capital Research and Management Company were $2,000, or .05% of average daily net assets. As a result, the fee shown on the accompanying financial statements of $10,000, which was equivalent to an annualized rate of .25%, was reduced to $8,000, or .20% of average daily net assets. The adviser expects that the reimbursement will be in effect at least through December 31, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Sub-Advisory Agreement — The sub-adviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the sub-adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the sub-adviser will be paid solely by the investment adviser out of the investment adviser’s fees.

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Class P1 Plan. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders.

Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class.

Compensation to insurance companies — American Funds Distributors, at its expense, currently makes payments to certain of the insurance companies that may offer one or more of the funds as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces.

 Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the sub-adviser. Purchases of such financial instruments for the fund will be effected through FCMs that specialize in the types of futures contracts that the fund will be holding. The investment adviser will use reasonable efforts to choose FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The sub-adviser and investment adviser will monitor the FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included J.P. Morgan Securities LLC and Citigroup Global Markets Inc.

Brokerage commissions paid by Protected Asset Allocation Fund for the period from the commencement of the fund’s investment operations (September 28, 2012) to the end of the most recent fiscal year were $X.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

 Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about the fund’s portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested and other portfolio information, including, for example, asset allocation, geographic diversification and credit rating diversification, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc. Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The fund’s custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor. The sub-adviser receives information about certain characteristics of the underlying fund’s portfolio securities on a daily basis in order to be able to implement the fund’s protection strategy. Insurance companies that offer the fund as a underlying investment option for variable contracts may receive a list of the futures contracts and other investments that make up the fund’s protection strategy for legitimate business purposes. Such insurance companies are subject to confidentiality obligations with respect to any such information.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Personal investment policy” section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

 Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

 General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s  shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $X in connection with services provided to Protected Asset Allocation Fund for the period from the commencement of the fund’s inivestment operations (September 28, 2012) to the end of the most recent fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the U.S. Securities and Exchange Commission. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The sub-adviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the sub-adviser from investing in certain securities.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, or categories below ‘B’.

Description of commercial paper ratings

Moody’s
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series

Part C
Other Information

Item 28.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a-1)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated December 1, 2010 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated June 13, 2012 – previously filed (see P/E Amendment No. 58 filed 9/17/12);Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated September 12, 2012 – previously filed (see P/E Amendment No. 61 filed 12/14/12)

(a-2)
Establishment and Designation of Additional Series of Share of Beneficial Interest Without Par Value dated December 5, 2012; and Establishment and Designation of Additional Series of Share of Beneficial Interest Without Par Value dated January 16, 2013 – to be provided by amendment

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)
Investment Advisory Contracts – Investment Advisory and Service Agreement; Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12)

(d-2)	Amended Investment Advisory and Service Agreement; and amended Sub-Advisory Agreement – to be provided by amendment

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 12/10/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11)

(g-1)
Custodian Agreements – Form of Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12)

(g-2)	Form of amended Global Custody Agreement with State Street Bank and Trust Company; and amended Global Custody Agreement with Bank of New York Mellon – to be provided by amendment

(h-1)
Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended and Restated Administrative Service Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Amended and Restated Shareholder Services Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); and Class 4 Insurance Administrative Services Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12)

(h-2)	Amended Administrative Service Agreement; and amended Class 4 Insurance Administrative Services Plan – to be provided by amendment

(i)	Legal Opinion – Legal Opinion

(j)	Other Opinions

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m-1)
Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class P1 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class P2 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12);Class 4 Plan of Distribution dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12)

(m-2)
Amended Class 2 Plan of Distribution; amended Class 3 Plan of Distribution; amended Class P1 Plan of Distribution; amended Class P2 Plan of Distribution; and amended Class 4 Plan of Distribution – to be provided by amendment

(n-1)	Rule 18f-3 – Amended and Restated Multiple Class Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 fiiled 12/14/12)

(n-2)	Amended Multiple Class Plan – to be provided by amendment

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2012; and Code of Ethics for the Registrant dated December 2005

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.                      Business and Other Connections of the Investment Adviser

None.

Item 32.                      Principal Underwriters

Not applicable.

Item 33.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrants investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.                      Management Services

None.

Item 35.                      Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the on the 13th day of February, 2013.

American Funds Insurance Series

By: /s/ Donald D. O’Neal
Donald D. O’Neal, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on February 13, 2013, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	Vice Chairman
Donald D. O'Neal
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA this 11th day of January 2013.
(City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.
     (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at                                                         Santa Barbara, CA, this 10th day of December, 2012.
     (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.
     (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.
     (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.
     (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.
      (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 5th day of December, 2012.
     (City, State)

/s/ Steadman Upham
Steadman Upham, Board member